Stockholders' equity and dividend payment	9 Months Ended
Sep. 30, 2023
Stockholders' equity and dividend payment [Abstract]
Stockholders' equity and dividend payment
Note 6 – Stockholders’ equity and dividend payment
Common stock
Issued at September 30, 2023	160,999,542
Numbers of shares authorized for issue at September 30, 2023	250,000,000
Par value	$0.01

Common stock
Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of stockholders.

Stock repurchases
In the third quarter of 2023, the Company purchased 1,137,583 of its own shares in the open market for an aggregate consideration of $9.9 million, at an average price of $8.72. In the second quarter of 2023, the Company purchased 1,072,344 of its own shares in the open market for an aggregate consideration of $8.8 million, at an average price of $8.25 per share. All shares were retired upon receipt.

In the third quarter of 2022, the Company purchased 1,499,608 of its own shares in the open market for an aggregate consideration of $8.8 million, at an average price of $5.87. In the second quarter of 2022, the Company purchased 2,826,771 of its own shares in the open market for an aggregate consideration of $15.9 million, at an average price of $5.63 per share. All shares were retired upon receipt.
Dividend payments
Dividend payment made year-to-date as of September 30, 2023:
Payment date $ in thousands, except per common share	Total payment	Per common share
August 30, 2023	$56,661	$0.35
May 25, 2023	$37,487	$0.23
February 24, 2023	$61,935	$0.38
Total payment made year-to-date as of September 30, 2023	$156,082	$0.96

Dividend payments made during 2022:
Payment date $ in thousands, except per common share	Total payment	Per common share
November 29, 2022	$6,506	$0.04
August 30, 2022	$6,506	$0.04
May 26, 2022	$3,336	$0.02
February 24, 2022	$3,330	$0.02
Total payments made during 2022	$19,679	$0.12